Commitments (Details) - Schedule of future minimum lease payments - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remaining six months)	$ 4,701	$ 7,225
2022	3,093	3,093
2023	3,181	3,181
2024	3,190	3,190
2025	2,433	2,433
Thereafter	11,186	11,186
Total minimum lease payments	27,784	30,308
Purchase Obligations [Member]
Commitments (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remaining six months)	3,055	3,949
2022
2023
2024
2025
Thereafter
Total minimum lease payments	3,055	3,949
Leases [Member]
Commitments (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remaining six months)	1,646	3,276
2022	3,093	3,093
2023	3,181	3,181
2024	3,190	3,190
2025	2,433	2,433
Thereafter	11,186	11,186
Total minimum lease payments	$ 24,729	$ 26,359